Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	[1]	$ 5,833	$ 11,327	$ 18,381
General and administrative	[2]	3,734	3,412	7,078
Total operating expenses		9,567	14,739	25,459
Financing income, net		(572)	(794)	(1,238)
Loss before income taxes		8,995	13,945	24,221
Income Tax expenses		0	0	0
Net loss for the year		$ 8,995	$ 13,945	$ 24,221
Basic loss per Ordinary Share		$ 0.018	$ 0.039	$ 0.103
Diluted loss per Ordinary Share		$ 0.018	$ 0.039	$ 0.103
Weighted average number of Ordinary Shares outstanding, basic	[3]	510,227,715	359,048,638	234,998,859
Weighted average number of Ordinary Shares outstanding, diluted	[3]	510,227,715	359,048,638	234,998,859

[1]	Includes expenses related to related parties of $1,014 thousand, $1,228 thousand and $1,324 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[2]	Includes expenses related to related parties of $1,312 thousand, $1,237 thousand and $3,069 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[3]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.